Non-current provisions and other non-current liabilities (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of non-current provisions and other provisions [line items]
Noncurrent provisions and other noncurrent liabilities	€ 717,870,000	€ 750,738,000